Nature of Business (Details) customers in Millions	Sep. 30, 2016 customers regulated_gas_distributions_divisions
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number Of Divisions, Regulated Distribution | regulated_gas_distributions_divisions	6
Number Of Customers, Regulated Distribution | customers	3